BIOLOGICAL ASSETS (Tables)	12 Months Ended
Dec. 31, 2020
BIOLOGICAL ASSETS
Schedule of changes in balances of biological assets

Balances on December 31, 2018	4,935,905
Business combination	4,579,526
Addition	2,849,039
Depletion	(1,905,118)
Gain on fair value adjustment	185,399
Disposal	(23,764)
Other write-offs	(49,488)
Balances on December 31, 2019	10,571,499
Addition	3,392,975
Depletion	(3,094,742)
Transfers (1)	(23,471)
Gain on fair value adjustment	466,484
Disposal	(93,847)
Other write-offs	(57,688)
Balances on December 31, 2020	11,161,210
1)	Includes transfer to assets held for sale as disclosed in note 1.2.2.

Schedule of main assumptions for calculation of fair value of biological assets

	December 31,	December 31,
	2020	2019
Planted useful area (hectare)	1,020,176	988,720
Mature assets	111,866	86,352
Immature assets	908,310	902,368
Average annual growth (IMA) – m3/hectare/year	38.43	38.34
Average gross sale price of eucalyptus – R$/m3	70.22	66.81
Discount rate - %	8.9%	8.4%

Summary of fair value adjustment of biological assets recognized under other operating income (expense), net

	December 31,	December 31,
	2020	2019
Physical changes	156,906	(347,409)
Price	309,578	532,808
	466,484	185,399